UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASH SERIES EC FUND

FORM N-Q

JANUARY 31, 2015

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 30.7%
CONSUMER DISCRETIONARY - 5.0%
Automobiles - 0.3%
Ford Motor Credit Co., LLC, Senior Notes	8.000%	12/15/16	50,000	$56,039
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	990,000	1,050,637

Total Automobiles				1,106,676

Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	540,000	556,200	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	850,000	901,000

Total Hotels, Restaurants & Leisure				1,457,200

Media - 4.3%
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	1,520,000	1,708,100
CSC Holdings LLC, Senior Notes	5.250%	6/1/24	570,000	573,562	(a)
DISH DBS Corp., Senior Notes	5.125%	5/1/20	110,000	112,200
DISH DBS Corp., Senior Notes	6.750%	6/1/21	350,000	381,063
DISH DBS Corp., Senior Notes	5.875%	7/15/22	3,030,000	3,067,875
DISH DBS Corp., Senior Notes	5.000%	3/15/23	40,000	39,400
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,310,000	2,327,325	(a)
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	1,000,000	1,024,150	(a)
Numericable-SFR, Senior Secured Bonds	6.250%	5/15/24	300,000	310,875	(a)
Univision Communications Inc., Senior Secured Notes	6.875%	5/15/19	4,000,000	4,180,000	(a)
Univision Communications Inc., Senior Secured Notes	7.875%	11/1/20	10,000	10,750	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	2,500,000	2,731,250	(a)

Total Media				16,466,550

TOTAL CONSUMER DISCRETIONARY				19,030,426

CONSUMER STAPLES - 4.1%
Beverages - 0.2%
Constellation Brands Inc., Senior Notes	6.000%	5/1/22	150,000	170,250
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	420,000	431,550

Total Beverages				601,800

Food Products - 3.9%
H.J. Heinz Co., Secured Notes	4.250%	10/15/20	1,200,000	1,212,750
H.J. Heinz Co., Secured Notes	4.875%	2/15/25	13,590,000	13,657,950	(a)

Total Food Products				14,870,700

TOTAL CONSUMER STAPLES				15,472,500

ENERGY - 4.1%
Energy Equipment & Services - 0.1%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	110,000	99,825
CGG, Senior Notes	6.500%	6/1/21	320,000	246,400
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	240,000	145,200

Total Energy Equipment & Services				491,425

Oil, Gas & Consumable Fuels - 4.0%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	5/15/23	810,000	834,300
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	1,310,000	1,342,750
Antero Resources Finance Corp., Senior Notes	5.375%	11/1/21	290,000	283,838
Arch Coal Inc., Senior Notes	7.000%	6/15/19	50,000	12,625
California Resources Corp., Senior Notes	6.000%	11/15/24	620,000	507,625	(a)
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	5,000	5,519
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	30,000	30,375

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	200,000	$208,000
Concho Resources Inc., Senior Notes	5.500%	4/1/23	1,180,000	1,185,900
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	250,000	251,875
Continental Resources Inc., Senior Notes	5.000%	9/15/22	120,000	114,150
El Paso Corp., Medium-Term Notes	7.750%	1/15/32	300,000	377,019
Enterprise Products Operating LLC, Junior Subordinated Notes	8.375%	8/1/66	310,000	327,940	(b)
Kinder Morgan Inc., Senior Secured Notes	5.000%	2/15/21	10,000	10,666	(a)
Kinder Morgan Inc., Senior Secured Notes	5.625%	11/15/23	900,000	990,832	(a)
Kodiak Oil & Gas Corp., Senior Notes	5.500%	1/15/21	450,000	456,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	5.500%	2/15/23	290,000	299,787
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	1,000,000	1,152,300
Petrobras International Finance Co., Senior Notes	6.750%	1/27/41	1,250,000	1,044,275
Petroleos Mexicanos, Senior Bonds	5.500%	6/27/44	330,000	333,300	(a)
PVR Partners LP/Penn Virginia Resource Finance Corp. II, Senior Notes	6.500%	5/15/21	1,200,000	1,287,000
QEP Resources Inc., Senior Notes	6.875%	3/1/21	430,000	445,050
QEP Resources Inc., Senior Notes	5.250%	5/1/23	500,000	476,250
Range Resources Corp., Senior Notes	5.000%	8/15/22	770,000	766,150
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	30,000	33,000
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.625%	2/1/21	200,000	201,250
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,300,000	1,313,000
Samson Investment Co., Senior Notes	9.750%	2/15/20	890,000	280,350
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	190,000	152,000	(a)
Williams Cos. Inc., Debentures	7.500%	1/15/31	152,000	164,879

Total Oil, Gas & Consumable Fuels				14,888,755

TOTAL ENERGY				15,380,180

FINANCIALS - 0.9%
Banks - 0.2%
CIT Group Inc., Senior Notes	5.000%	8/1/23	710,000	749,050

Consumer Finance - 0.5%
Ally Financial Inc., Senior Notes	3.500%	1/27/19	1,460,000	1,449,050
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	170,000	189,125

Total Consumer Finance				1,638,175

Diversified Financial Services - 0.2%
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	770,000	858,665

TOTAL FINANCIALS				3,245,890

HEALTH CARE - 3.6%
Health Care Providers & Services - 3.6%
DaVita HealthCare Partners Inc., Senior Notes	5.125%	7/15/24	2,020,000	2,079,944
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.625%	7/31/19	820,000	896,014	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	6,350,000	6,548,437	(a)
HCA Inc., Debentures	7.500%	11/15/95	10,000	9,900
HCA Inc., Senior Notes	7.500%	2/15/22	1,330,000	1,561,952
HCA Inc., Senior Secured Notes	4.250%	10/15/19	1,630,000	1,678,900
HCA Inc., Senior Secured Notes	5.000%	3/15/24	580,000	622,050

TOTAL HEALTH CARE				13,397,197

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.7%
Airlines - 0.0%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	79,874	$92,550

Commercial Services & Supplies - 0.5%
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	670,000	634,825	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	130,000	132,600
West Corp., Senior Notes	5.375%	7/15/22	1,140,000	1,094,400	(a)

Total Commercial Services & Supplies				1,861,825

Road & Rail - 0.2%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	620,000	613,800	(a)

TOTAL INDUSTRIALS				2,568,175

INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.3%
First Data Corp., Senior Notes	12.625%	1/15/21	350,000	416,062
First Data Corp., Senior Secured Notes	6.750%	11/1/20	213,000	228,443	(a)
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	416,000	481,000

Total IT Services				1,125,505

Software - 0.2%
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	800,000	859,000	(a)

TOTAL INFORMATION TECHNOLOGY				1,984,505

MATERIALS - 4.3%
Chemicals - 1.1%
Axiall Corp., Senior Notes	4.875%	5/15/23	3,695,000	3,616,481
Eagle Spinco Inc., Senior Subordinated Notes	4.625%	2/15/21	220,000	218,075
Hexion US Finance Corp., Senior Secured Notes	6.625%	4/15/20	490,000	462,744

Total Chemicals				4,297,300

Containers & Packaging - 0.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.241%	12/15/19	1,230,000	1,185,413	(a)(b)
Ball Corp., Senior Notes	4.000%	11/15/23	500,000	496,875
Graphic Packaging International Inc., Senior Notes	4.875%	11/15/22	960,000	988,800
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	7.125%	4/15/19	120,000	124,575

Total Containers & Packaging				2,795,663

Metals & Mining - 2.4%
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	2/1/18	235,556	228,489	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	8.250%	11/1/19	590,000	525,837	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	360,000	283,950	(a)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	770,000	827,750	(a)(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000	452,500
Steel Dynamics Inc., Senior Notes	6.375%	8/15/22	3,650,000	3,914,625
Vale Overseas Ltd., Notes	6.875%	11/21/36	2,850,000	2,810,271

Total Metals & Mining				9,043,422

TOTAL MATERIALS				16,136,385

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
TELECOMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 4.5%
CCOH Safari LLC, Senior Bonds	5.750%	12/1/24	8,790,000	$8,932,837
CenturyLink Inc., Senior Notes	5.625%	4/1/20	330,000	348,480
CenturyLink Inc., Senior Notes	5.800%	3/15/22	5,160,000	5,456,700
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	1,780,000	1,764,425
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	590,000	627,613

Total Diversified Telecommunication Services				17,130,055

Wireless Telecommunication Services - 2.3%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	880,000	899,482	(a)
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000	1,897,410
Sprint Capital Corp., Global Notes	6.900%	5/1/19	1,500,000	1,531,875
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	970,000	897,250
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,390,000	1,428,225
Sprint Corp., Senior Notes	7.875%	9/15/23	550,000	560,313
T-Mobile USA Inc., Senior Notes	6.464%	4/28/19	500,000	519,375
T-Mobile USA Inc., Senior Notes	6.633%	4/28/21	850,000	885,700

Total Wireless Telecommunication Services				8,619,630

TOTAL TELECOMMUNICATION SERVICES				25,749,685

UTILITIES - 0.7%
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp., Senior Notes	8.000%	6/1/20	900,000	1,030,500
AES Corp., Senior Notes	7.375%	7/1/21	500,000	556,250
AES Corp., Senior Notes	5.500%	3/15/24	40,000	40,300
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	762,000	857,250	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	165,630	178,052

TOTAL UTILITIES				2,662,352

TOTAL CORPORATE BONDS & NOTES (Cost - $116,281,699)				115,627,295

ASSET-BACKED SECURITIES - 6.1%
Ameriquest Mortgage Securities Inc., 2004-R7 M3	1.190%	8/25/34	1,942,083	1,684,941	(b)
Citigroup Mortgage Loan Trust Inc., 2007-WFH4 M1	1.818%	7/25/37	1,266,000	1,123,441	(b)
Greenpoint Manufactured Housing, 1999-2 A2	2.904%	3/18/29	550,000	507,543	(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.666%	2/20/32	25,000	23,141	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.667%	3/13/32	25,000	22,833	(b)
GSAMP Trust, 2005-SEA1 M2	1.068%	1/25/35	4,725,750	3,893,588	(a)(b)
Renaissance Home Equity Loan Trust, 2005-3 AF4	5.140%	11/25/35	8,500,000	8,102,268
Residential Asset Securities Corp., 2005-KS10 M2	0.608%	11/25/35	8,770,000	7,628,742	(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $22,687,520)				22,986,497

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.7%
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.638%	4/10/49	960,000	968,246	(b)
Carefree Portfolio Trust, 2014-CMZA MZA	6.149%	11/15/19	1,700,000	1,705,262	(a)(b)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	3,858,597	3,229,877	(b)
CGBAM Commercial Mortgage Trust, 2014-HD E	3.167%	2/15/31	870,000	862,931	(a)(b)
Commercial Mortgage Pass Through Certificates, 2014-CR20 B	4.239%	11/10/47	1,310,000	1,412,373
Commercial Mortgage Pass-Through Certificates, 2006-C8 AJ	5.377%	12/10/46	620,000	631,442
Commercial Mortgage Trust, 2013-CR7 XA, IO	1.537%	3/10/46	18,007,358	1,465,439	(b)
Commercial Mortgage Trust, 2014-CR19 B	4.703%	8/10/47	1,380,000	1,528,111	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	5.806%	6/15/38	580,000	$580,684	(b)
Credit Suisse Mortgage Trust, 2007-C3 AJ	5.698%	6/15/39	1,260,000	1,181,532	(b)
Credit Suisse Mortgage Trust, 2014-11R 14A1	0.370%	6/27/46	7,898,899	7,484,207	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2	2.413%	1/27/36	4,883,150	3,065,705	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI B	1.520%	9/15/38	913,000	914,236	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI F	3.993%	9/15/38	3,600,000	3,597,171	(a)(b)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	1,130,000	1,092,880	(a)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	1,100,000	989,230	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K503 X1, IO	0.632%	8/25/19	67,519,679	1,448,972	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.389%	11/25/19	33,923,559	1,845,085	(b)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	870,000	852,634	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.890%	5/16/55	19,439,253	1,458,848	(b)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	6.397%	11/15/16	4,200,000	4,201,972	(a)(b)
IMPAC CMB Trust, 2004-5 1A1	0.888%	10/25/34	5,105,768	4,968,831	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C23 D	3.961%	9/15/47	930,342	855,595	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.450%	11/15/47	1,440,000	1,529,856	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	5,180,000	4,466,455
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	2,827,403	2,849,944	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.699%	2/12/49	1,800,000	1,631,507	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M	6.397%	10/15/19	1,200,000	1,195,980	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-INN E	3.773%	6/15/29	1,520,000	1,521,896	(a)(b)
JPMorgan Resecuritization Trust, 2014-6 8A2	0.350%	10/27/36	1,565,000	762,159	(a)(b)
LB-UBS Commercial Mortgage Trust, 2007-C6 AJ	6.129%	7/15/40	390,000	408,065	(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	1,280,000	1,258,209	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	870,000	843,421	(b)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	1,240,000	1,148,870
Residential Accredit Loans Inc., 2005-QS6 A4	22.447%	5/25/35	3,758,183	5,246,889	(b)
Residential Accredit Loans Inc., 2007-QS7 1A7	0.718%	5/25/37	18,916,525	12,459,899	(b)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO	6.932%	7/25/36	22,555,629	7,168,766	(b)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AJ	5.413%	12/15/43	3,242,000	3,331,528	(b)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000	1,075,403
WF-RBS Commercial Mortgage Trust, 2012-C9 AS	3.388%	11/15/45	1,319,000	1,385,867
WF-RBS Commercial Mortgage Trust, 2014-C22 D	3.909%	9/15/57	2,640,000	2,403,457	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 D	3.993%	10/15/57	520,000	476,307	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	1,372,279
WF-RBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000	1,713,711

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $99,170,140)				100,591,731

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.9%
Brazil - 0.9%
Federative Republic of Brazil, Notes (Cost - $3,925,017)	6.000%	8/15/50	9,130,692	BRL	$3,460,612

SENIOR LOANS - 11.6%
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.4%
INA Beteiligungsgesellschaft mbH, USD Term Loan B	4.250%	5/15/20	1,350,000		1,356,750	(d)(e)

Distributors - 0.5%
ABC Supply Co. Inc., Term Loan	3.500%	4/16/20	1,994,949		1,940,088	(d)(e)

Diversified Consumer Services - 0.1%
McGraw-Hill Global Education Holdings LLC, New First Lien Term Loan	5.750%	3/22/19	452,222		452,717	(d)(e)

Hotels, Restaurants & Leisure - 1.8%
1011778 B.C. Unlimited Liability Co., 2014 Term Loan B	4.500%	12/12/21	1,000,000		1,002,266	(d)(e)
Aristocrat Leisure Ltd., Term Loan B	—	10/20/21	1,000,000		986,146	(f)
CCM Merger Inc., New Term Loan B	4.500%	8/8/21	1,994,896		1,991,155	(d)(e)
Equinox Holdings Inc., Repriced Term Loan B	5.000%	1/31/20	982,532		976,392	(d)(e)
Hilton Worldwide Finance LLC, USD Term Loan B2	3.500%	10/26/20	1,886,792		1,867,630	(d)(e)

Total Hotels, Restaurants & Leisure					6,823,589

Media - 1.6%
Charter Communications Operating LLC, Term Loan F	3.000%	1/3/21	248,737		245,162	(d)(e)
Charter Communications Operating LLC, Term Loan G	4.250%	9/12/21	2,270,000		2,282,481	(d)(e)
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	1,227,533		1,210,846	(d)(e)
Virgin Media Bristol LLC, USD Term Loan B	3.500%	6/7/20	2,370,000		2,338,339	(d)(e)

Total Media					6,076,828

Multiline Retail - 0.5%
Neiman Marcus Group Inc. (The), 2020 Term Loan	4.250%	10/25/20	1,992,456		1,934,551	(d)(e)

Specialty Retail - 1.2%
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	690,000		479,838	(d)(e)
Michaels Stores Inc., Term Loan B	3.750%	1/28/20	1,994,924		1,962,506	(d)(e)
Party City Holdings Inc., Term Loan	4.000%	7/27/19	1,994,962		1,955,063	(d)(e)

Total Specialty Retail					4,397,407

TOTAL CONSUMER DISCRETIONARY					22,981,930

CONSUMER STAPLES - 0.7%
Food Products - 0.7%
AdvancePierre Foods Inc., Term Loan	5.750%	7/10/17	488,741		486,145	(d)(e)
Big Heart Pet Brands, New Term Loan	3.500%	3/8/20	820,168		792,306	(d)(e)
CSM Bakery Solutions LLC, First Lien Term Loan	5.000%	7/3/20	997,473		978,770	(d)(e)
H.J. Heinz Co., Term Loan B1	3.250%	6/7/19	541,570		541,232	(d)(e)

TOTAL CONSUMER STAPLES					2,798,453

HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Convatec Inc., USD Term Loan	4.000%	12/22/16	929,168		929,168	(d)(e)
Par Pharmaceutical Cos. Inc., Term Loan B2	4.000%	9/30/19	981,065		964,142	(d)(e)

TOTAL HEALTH CARE					1,893,310

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INDUSTRIALS - 1.8%
Airlines - 0.5%
Delta Air Lines Inc., New Term Loan B	3.250%	4/20/17	1,969,388		$1,965,536	(d)(e)

Commercial Services & Supplies - 0.5%
ADS Waste Holdings Inc., New Term Loan	3.750%	10/9/19	1,011,217		985,304	(d)(e)
Monitronics International Inc., New Term Loan B	4.250%	3/23/18	997,455		994,546	(d)(e)

Total Commercial Services & Supplies					1,979,850

Electrical Equipment - 0.3%
Generac Power Systems Inc., Term Loan B	3.250%	5/31/20	920,000		901,301	(d)(e)

Machinery - 0.5%
Gardner Denver Inc., USD Term Loan	—	7/30/20	1,100,000		1,030,563	(f)
Silver II U.S. Holdings LLC, Term Loan	4.000%	12/13/19	981,943		920,162	(d)(e)

Total Machinery					1,950,725

TOTAL INDUSTRIALS					6,797,412

INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.5%
First Data Corp., Extended 2021 Term Loan	4.168%	3/24/21	750,000		743,062	(d)(e)
First Data Corp., New 2018 Extended Term Loan	3.668%	3/24/18	1,146,234		1,126,534	(d)(e)

TOTAL INFORMATION TECHNOLOGY					1,869,596

MATERIALS - 0.5%
Containers & Packaging - 0.2%
Consolidated Container Co., LLC, New Term Loan	5.000%	7/3/19	748,087		725,644	(d)(e)

Metals & Mining - 0.3%
FMG Resources (August 2006) Pty Ltd., New Term Loan B	3.750%	6/30/19	1,261,612		1,117,203	(d)(e)

TOTAL MATERIALS					1,842,847

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	2,000,000		1,980,834	(d)(e)

UTILITIES - 1.0%
Electric Utilities - 0.3%
Equipower Resources Holdings LLC, First Lien Term Loan	4.250%	12/21/18	946,812		944,001	(d)(e)

Independent Power and Renewable Electricity Producers - 0.7%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	2,500,000		2,503,125	(d)(e)
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	161,020		161,825	(d)(e)

Total Independent Power and Renewable Electricity Producers					2,664,950

TOTAL UTILITIES					3,608,951

TOTAL SENIOR LOANS (Cost - $44,462,996)					43,773,333

SOVEREIGN BONDS - 14.4%
Brazil - 2.0%
Federative Republic of Brazil, Notes	10.000%	1/1/17	19,170,000	BRL	6,881,182
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	740,000		739,075

Total Brazil					7,620,257

Colombia - 0.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	500,000		580,000

Indonesia - 0.3%
Republic of Indonesia, Notes	3.750%	4/25/22	1,000,000		1,015,000	(g)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 10.5%
United Mexican States, Bonds	8.000%	6/11/20	10,431,100	MXN	$806,119
United Mexican States, Bonds	6.500%	6/9/22	203,825,000	MXN	14,810,739
United Mexican States, Bonds	10.000%	12/5/24	4,390,000	MXN	399,629
United Mexican States, Bonds	7.750%	11/13/42	195,291,500	MXN	16,320,270
United Mexican States, Senior Bonds	10.000%	12/5/24	41,900,000	MXN	3,814,226
United Mexican States, Senior Notes	5.550%	1/21/45	3,000,000		3,652,500

Total Mexico					39,803,483

New Zealand - 0.1%
Republic of New Zealand, Senior Bonds	3.000%	4/15/20	320,000	NZD	231,311	(g)

Portugal - 0.5%
Republic of Portugal, Notes	5.125%	10/15/24	1,850,000		2,037,072	(a)

Turkey - 0.8%
Republic of Turkey, Notes	4.875%	4/16/43	1,000,000		1,051,150
Republic of Turkey, Senior Notes	6.625%	2/17/45	1,500,000		1,954,200

Total Turkey					3,005,350

TOTAL SOVEREIGN BONDS (Cost - $56,128,399)					54,292,473

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%
U.S. Government Obligations - 0.0%
U.S. Treasury Notes (Cost - $20,034)	2.250%	11/15/24	20,000		21,028

			SHARES
COMMON STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
DeepOcean Group Holding AS (Cost - $113,912)			4,873		102,767	(h)(i)

PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
Consumer Finance - 0.2%
GMAC Capital Trust I (Cost - $818,341)	8.125%		32,991		867,663	(b)

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Mexican Peso, Put @ $14.12		3/17/15	5,820,000		5,508
U.S. Dollar/Mexican Peso, Put @ $14.23		3/19/15	15,920,000		25,077

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2015

SECURITY		EXPIRATION DATE	CONTRACTS	VALUE
PURCHASED OPTIONS - (continued)
U.S. Dollar/Mexican Peso, Put @ $14.36		3/12/15	18,420,000	$36,576

TOTAL PURCHASED OPTIONS (Cost - $342,949)				67,161

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $343,951,007)				341,790,560

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 7.3%
Repurchase Agreements - 7.3%
State Street Bank & Trust Co. repurchase agreement dated 1/30/15; Proceeds at maturity - $27,649,000; (Fully collateralized by U.S. government agency obligations, 2.000% due 1/30/23; Market value - $28,204,886) (Cost - $27,649,000)	0.000%	2/2/15	27,649,000	27,649,000

TOTAL INVESTMENTS - 97.9% (Cost - $371,600,007#)				369,439,560
Other Assets in Excess of Liabilities - 2.1%				7,969,533

TOTAL NET ASSETS - 100.0%				$377,409,093

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	All or a portion of this loan is unfunded as of January 31, 2015. The interest rate for fully unfunded term loans is to be determined.

(g)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(i)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
CD	— Certificate of Deposit
IO	— Interest Only
MXN	— Mexican Peso
NZD	— New Zealand Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series EC Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$115,627,295	—	$115,627,295
Asset-backed Securities	—	22,986,497	—	22,986,497
Collateralized mortgage obligations	—	100,591,731	—	100,591,731
Non-U.S. Treasury inflation protected securities	—	3,460,612	—	3,460,612
Senior loans	—	43,773,333	—	43,773,333
Sovereign bonds	—	54,292,473	—	54,292,473
U.S. government & agency obligations	—	21,028	—	21,028
Common stocks	—	—	$102,767	102,767
Preferred stocks	$867,663	—	—	867,663
Purchased options	—	67,161	—	67,161

Total long-term investments	$867,663	$340,820,130	$102,767	$341,790,560

Short-term investments†	—	27,649,000	—	27,649,000

Total investments	$867,663	$368,469,130	$102,767	$369,439,560

Other financial instruments:
Futures contracts	$8,901,364	—	—	$8,901,364
Forward foreign currency contracts	—	$1,837,389	—	1,837,389
Centrally cleared credit default swaps on credit indices - sell protection	—	151,686	—	151,686

Total other financial instruments	$8,901,364	$1,989,075	—	$10,890,439

Total	$9,769,027	$370,458,205	$102,767	$380,329,999

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	Total
Other financial instruments:
Futures contracts	$373,206	—	—	$373,206

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,611,296
Gross unrealized depreciation	(6,771,743)

Net unrealized depreciation	$(2,160,447)

At January 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 10-Year Notes	265	3/15	$34,413,596	34,681,875	$268,279
U.S. Treasury Long-Term Bonds	12	3/15	1,773,789	1,815,375	41,586
U.S. Treasury Ultra Long-Term Bonds	396	3/15	62,717,740	70,859,250	8,141,510

					$8,451,375

Contracts to Sell:
90-Day Eurodollar	680	12/16	167,473,290	167,713,500	$(240,210)
90-Day Eurodollar	134	6/18	32,859,715	32,856,800	2,915
Euro	31	3/15	4,824,274	4,377,200	447,074
Euro-Bund	7	3/15	1,211,640	1,260,775	(49,135)
U.S. Treasury 5-Year Notes	56	3/15	6,711,389	6,795,250	(83,861)

					$76,783

Net unrealized appreciation on open futures contracts					$8,528,158

At January 31, 2015 , the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	2,939,055	JPY	332,388,000	Barclays Bank PLC	2/13/15	$108,238
USD	6,087,830	EUR	4,864,042	Citibank N.A.	2/13/15	590,978
USD	3,478	EUR	3,000	Citibank N.A.	2/13/15	87
USD	3,171,628	JPY	363,021,375	Citibank N.A.	2/13/15	79,919
USD	368,824	EUR	295,013	Credit Suisse London	2/13/15	35,430
USD	7,467,353	EUR	5,961,078	Morgan Stanley & Co.	2/13/15	730,741
USD	924,879	EUR	740,963	UBS AG London	2/13/15	87,517
USD	5,300,000	MXN	78,850,750	Barclays Bank PLC	3/17/15	53,755
USD	1,746,000	MXN	25,549,218	Barclays Bank PLC	3/19/15	46,316
USD	4,696,400	MXN	69,042,246	Citibank N.A.	3/23/15	104,408

Total						$1,837,389

Abbreviations used in this table:

EUR	— Euro
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	— United States Dollar

At January 31, 2015, the Fund had the following open swap contract:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citigroup Global Markets (Markit CDX.NA.HY.23 Index)	$14,000,000	12/20/19	5.000% quarterly	$784,787	$633,101	$151,686

Notes to Schedule of Investments (unaudited) (continued)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 18, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 18, 2015